INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Income And Expenses [Abstract]
Summary of Other Income Expense

In thousands of USD	Note	December 31, 2021	December 31, 2020	December 31, 2019
A. Other income
Government grants		—	1,173	2,088
Gain on disposal of fixed assets		—	7	611
Gain from cancellation of leases	6	1,298	1,189	72
Other income		532	340	121
Total other income		1,830	2,709	2,892
B. Other expenses
Impairment of receivable		—	(7)	—
Loss on disposal of fixed assets		—	(6)	(6)
Other charges		—	(7,848)	(7,730)
Total other expenses		—	(7,861)	(7,736)

Disclosure Of Expenses By Nature	These expenses relate to underwriter fees for the fund raising that occurred in October 2020.

In thousands of USD	December 31, 2021	December 31, 2020	December 31, 2019
C. Expenses by nature
Depreciation and amortization	(24,337)	(11,071)	(5,340)
Impairment of tangible and intangible assets	(24,514)	(449)	(5,566)
Wages and salaries	(91,231)	(36,422)	(15,963)
Consultancy fees	(14,940)	(2,637)	(975)
Contractors	(6,158)	(1,761)	(2,509)
Rent and property utilities	(8,755)	(5,381)	(3,157)
Legal fees	(3,065)	(6,150)	(709)
Employee share scheme	(2,668)	(10,697)	—
Raw material and consumables	(25,397)	(11,106)	(5,717)
Marketing	(4,141)	(1,922)	(599)
Recruitment fees	(1,277)	(1,357)	(1,620)
Travel expenses, meals, and accommodation	(7,279)	(2,053)	(3,643)
Subscriptions	(13,916)	(5,556)	(2,456)
Insurance fees	(2,414)	(638)	(384)
Fees payable to the Company’s auditors for the current year audit of the Company’s annual accounts	(4,914)	(1,404)	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(50)	(2,075)	(440)
Fees payable to the Company’s auditors for other services	—	(312)	(172)
Other	(17,569)	(6,221)	(3,939)
Total cost of administrative, research and development and impairment expenses	(252,625)	(107,212)	(53,189)